OTHER LIABILITIES - Significant weighted average assumptions (Details)	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Dec. 31, 2015
Executives Plan
Significant weighted average assumptions
Discount rate (as a percent)	3.30%		3.80%	4.00%
Rate of compensation increase	3.00%		3.00%
Retirement Program
Significant weighted average assumptions
Discount rate (as a percent)	3.00%	3.25%